SHARE-BASED PAYMENTS - Warrants Roll Forward (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Convertible ratio	15.625
Common stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	914,539	417,962
Granted | shares	3,012,048	496,577
Conversion of stock warrants upon IPO | shares	51,642
Exercised | shares	(386,881)
Forfeited | shares	(11,232)
Warrant Outstanding Ending Balance | shares	3,580,116	914,539
Common Stock Warrants Exercisable | shares	3,580,116	914,539
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 2.66	$ 2.81
Granted | $ / shares	$ 4.58	2.52
Conversion of stock warrants upon IPO | $ / shares	7.66
Exercised | $ / shares	$ 4.57
Forfeited | $ / shares	7.66
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares	4.12	2.66
Weighted Average Exercise Price Exercisable | $ / shares	$ 4.12	$ 2.66
Preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	806,903	806,903
Conversion of stock warrants upon IPO | shares	(806,903)
Warrant Outstanding Ending Balance | shares		806,903
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 0.49	$ 0.49
Conversion of stock warrants upon IPO | $ / shares	0.49
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares		$ 0.49